Schedule of Investments
December 31, 2023 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 65.62%

Communications - 1.68%
Verizon Communications, Inc.			1,640		61,828

Consumer Discretionary - 1.53%
Ebay, Inc.			1,293		56,401

Consumer Staples - 11.79%
Altria Group, Inc.			2,080		83,907
Conagra Brands, Inc.			2,970		85,120
General Mills, Inc.			1,200		78,168
JM Smucker Co.			830		104,895
The Kroger Co.			1,800		82,278

					434,368

Energy - 5.78%
BP Plc			900		31,860
Chevron Corp.			500		74,580
Diamondback Energy, Inc.			300		46,524
Exxon Mobil Corp.			600		59,988

					212,952

Financials - 9.98%
Allstate Corp. (2)			480		67,190
Aon Plc. (United Kingdom)			250		72,755
Chubb Ltd. (Switzerland)			300		67,800
Travelers Cos., Inc.			500		95,245
US Bancorp, Inc.			1,500		64,920

					367,910

Health Care - 16.89%
Amgen, Inc.			300		86,406
Bristol Myers Squibb Co.			1,300		66,703
Cardinal Health, Inc.			1,000		100,800
Cigna Corp.			120		35,934
CVS Health Corp.			1,210		95,542
Johnson & Johnson			500		78,370
Teva Pharmaceutical Industries Ltd. ADR (2)			6,100		63,684
UnitedHealth Group, Inc.			180		94,765

					622,204

Industrials - 2.27%
3M Co.			370		40,448
Quanta Services, Inc.			200		43,160

					83,608

Information Technology - 4.51%
International Business Machines Corp.			500		81,775
Oracle Corp.			800		84,344

					166,119

Materials - 4.19%
Agnico Eagle Mines, Ltd. (Canada)			1,130		61,980
Alamos Gold, Inc.			6,870		92,539

					154,519

Utilities - 7.00%
Dominion Energy, Inc.			1,900		89,300
Exelon Corp.			2,010		72,159
First Energy Corp.			2,630		96,416

					257,875

Total Common Stock			(Cost $ 1,569,455)		2,417,784

U.S. Government Obligations - 13.44%

U.S. Government Treasury Bill, 0.00%, 03/07/2024			500,000		495,300

Total U.S. Government Obligations			(Cost $ 495,035)		495,300

Money Market Registered Investment Companies - 14.88%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 5.22% (4)			548,149		548,149

Total Money Market Registered Investment Companies			(Cost $ 548,149)		548,149

Total Investments - 94.37%			(Cost $ 2,667,859)		3,477,433

Other Assets Less Liabilities - 5.63%					207,294

Total Net Assets - 100.00%					3,684,727

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, February 16, 2024, Put @ $4,400.00	15	2/16/2024	6,600,000		16,200

Total Options	15		(Cost $ 55,220)		16,200

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$3,477,433	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$3,477,433		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at December 31, 2023
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2023.